Financial instruments and risk management (Details Narrative)	Nov. 30, 2021	Aug. 31, 2021	Nov. 30, 2020
One customer [member]
IfrsStatementLineItems [Line Items]
Revenue credit risk, percent	61.00%		58.00%
One customer [member] | Accounts receivable [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets		10
One customer [member] | Accounts and other receivable [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	13	13